SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Materials and production expenses	$ 9		$ 506
Other manufacturing costs	12	15	36
Costs and expenses	21	15	542
Royalties to the Government of Israel	2		53
Cost of revenues (Note 10)	$ 23	$ 15	$ 595